SHAREHOLDERS' EQUITY	12 Months Ended
Oct. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

5.  SHAREHOLDERS’ EQUITY

Reverse Stock Split

On June 26, 2015, we effected a 1-for-25 reverse stock split (the “Stock Split”) of our issued common stock and preferred stock.  Each shareholders’ percentage ownership and proportional voting power remained unchanged as a result of the Stock Split.  All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the Stock Split.  As a result of the Stock Split, the number of shares of our common stock and preferred stock authorized was also decreased by the same proportion as the outstanding shares.

Common Stock Issuances

During the years ended October 31, 2016 and 2015, we issued 10,833 shares and 11,600 shares, respectively, of common stock to consultants for services rendered, pursuant to the 2010 Share Plan.  We recorded consulting expense for the years ended October 31, 2016 and 2015 of approximately $31,000 and $46,000, respectively, for shares of common stock issued to consultants.

Stock Option Plans

As of October 31, 2016, we have two stock option plans: the ITUS Corporation 2003 Share Incentive Plan (the “2003 Share Plan”) and the ITUS Corporation 2010 Share Incentive Plan (the “2010 Share Plan”) which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

          The 2003 Share Plan provided for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock in the 2003 Share Plan was 2,800,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors, from November 2012 to July 2015, by the Board of Directors and since July 2015 by the Compensation Committee, which determined the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date.  In accordance with the provisions of the 2003 Share Plan, the plan terminated with respect to the grant of future options on April 21, 2013.

Information regarding the 2003 Share Plan for the two years ended October 31, 2016 is as follows:

		Weighted Average Exercise Price Per Share
			Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2014	493,991	$18.00
Exercised	(4,000)	$2.58
Forfeited	(123,791)	$14.71
Options Outstanding at October 31, 2015	366,200	$17.86
Exercised	(11,080)	$2.58
Forfeited	(129,520)	$17.72
Options Outstanding and Exercisable at October 31, 2016	225,600	$18.69	$142,470

The following table summarizes information about stock options outstanding and exercisable under the 2003 Share Plan as of October 31, 2016:

		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$ 1.79 - $ 7.75	41,200	1.77	$2.91
$14.75 - $17.50	50,400.43		$16.98
$20.50 - $23.00	94,000.83		$22.04
$29.25	40,000.81		$29.25

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock in the 2010 Share Plan was initially 600,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock in the plan to 1,080,000 shares and on August 29, 2012, the maximum number of shares in the plan was further increased to 1,200,000 shares.  On November 8, 2013, the Board of Directors approved an amendment to provide that effective November 8, 2013, the maximum aggregate number of shares available for future issuance will be 800,000 shares and that on the first business day in 2014 and on the first business day of each calendar year thereafter the maximum aggregate number of shares available for future issuance shall be replenished such that 800,000 shares will be available. Accordingly, on November 8, 2013, January 2, 2014 and January 2, 2015, the number of shares in the 2010 Share Plan was increased to 1,957,000 shares, 2,225,400 shares and 2,569,400 shares, respectively.  In addition, on November 8, 2013, the 2010 Share Plan was amended to provide that on the first business day of each year commencing on January 2, 2014, each non-employee director of the Company at that time shall automatically be granted a 10-year stock option to purchase 12,000 shares of common stock (16,000 for the Chairman) that will vest in four equal quarterly installments. The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors, from November 2012 through July 2015, by the Board of Directors and since July 2015, by the Compensation Committee, which determines the option price, term and provisions of each option. The exercise price with respect to all of the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of October 31, 2016, the 2010 Share Plan had 431,956 shares available for future grants.

Information regarding the 2010 Share Plan as of October 31, 2016 is as follows:

		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares

Options Outstanding at October 31, 2014	728,561	$5.75
Granted	60,400	$2.91
Exercised	(13,334)	$2.58
Forfeited	(249,355)	$6.24
Options Outstanding at October 31, 2015	526,272	$3.33
Granted	557,000	$2.92
Exercised	(2,400)	$4.25
Options Outstanding at October 31, 2016	1,080,872	$3.12	$3,569,079
Options Exercisable at October 31, 2016	659,439	$3.16	$2,126,338

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of October 31, 2016:

	Options Outstanding			Options Exercisable
		Weighted Average Remaining Contractual Life (in years)			Weighted Average Remaining Contractual Life (in years)

			Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding			Number Exercisable

$2.58 - $9.25	1,080,872	7.71	$3.12	659,439	6.71	$3.16

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan, during the years ended October 31, 2012 and 2013, the Board of Directors approved the grant of stock options to purchase 1,660,000 shares and 120,000 shares, respectively.

Information regarding stock options that were not granted under the 2003 Share Plan or the 2010 Share Plan for the two years ended October 31, 2016 is as follows:

		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares

Options Outstanding at October 31, 2014, 2015 and 2016	1,780,000	$2.70
Options Outstanding and exercisable at October 31, 2016	1,780,000	$2.70	$6,494,275

The following table summarizes information about stock options outstanding and exercisable that were not granted under the 2003 Share Plan or the 2010 Share Plan as of October 31, 2016:

		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$ 2.58 - $ 5.56	1,780,000	5.76	$2.70

Re-Priced Stock Options

On January 28, 2015, the Board of Directors authorized management of the Company to re-price issued and outstanding stock options for all of the officers, directors and employees of the Company, at any time prior to February 16, 2015.  On February 5, 2015, management acted to re-price 2,184,125 issued and outstanding stock options (the “Re-Priced Options”) pursuant to the authority granted by the Board of Directors. The new exercise price of the Re-Priced Options is $2.575, the closing sales price of the Company’s common stock on February 5, 2015.  All other terms of the previously granted Re-Priced Options remain the same.  The Company recorded additional stock-based compensation of approximately $297,000, as of February 5, 2015, related to this re-pricing.  This amount was determined to be the incremental value of the fair value of the Re-Priced Options compared to the fair value of the original option immediately before the re-pricing.

Preferred Stock

In May 1986, our shareholders authorized 200,000 shares of preferred stock with a par value of $100 per share.  The shares of preferred stock may be issued in series at the direction of the Board of Directors, and the relative rights, preferences and limitations of such shares will all be determined by the Board of Directors.  As of October 31, 2016, 140 shares of preferred stock had been designated and issued as Series A Preferred Stock.

Series A Convertible Preferred Stock

On September 9, 2014, the Company designated 140 shares of the preferred stock as Series A Convertible Preferred Stock, par value $100 per share, in accordance with the Certificate of Designation of Series A Convertible Preferred Stock filed with the Secretary of State of the State of Delaware on September 9, 2014 (the “Series A Convertible Preferred Stock”).  On September 9, 2014, 140 shares of Series A Convertible Preferred Stock with a stated value of $25,000 per share were issued in connection with the conversion of a Convertible Debenture due November 2016.

Ranking

The Series A Convertible Preferred Stock ranked senior to the Company’s common stock, to all series of any other classes of equity which may be issued and to any indebtedness, unless the Company obtained the prior written consent of the Series A Convertible Preferred Stock holder.

 Redemption

At any time on or after November 11, 2016 (the “Redemption Date”), and upon at least 60 days prior written notice to the Company (a “Redemption Notice”), any holder of the Series A Convertible Preferred Stock had a one-time right to require the Company to redeem all or some of its shares of Series A Convertible Preferred Stock (a “Redemption”) for cash generated from a subsequent sale of the Company’s equity securities. The redemption price being equal to the stated value ($25,000 per share) of the shares of Series A Convertible Preferred Stock being converted, (the “Redemption Purchase Price”). Upon receipt of a Redemption Notice, the Company shall complete a sale or sales of its equity securities for the purpose of accumulating net proceeds sufficient to pay the Redemption Purchase Price.

On September 9, 2016, the holder of 140 shares of the Series A Convertible Preferred Stock delivered a Redemption Notice to the Company requesting a redemption date of November 11, 2016 (it being understood by the holder of the Series A Convertible Preferred Stock that the Company may only redeem shares of Series A Convertible Preferred Stock with the proceeds from the sale of the Company’s equity securities). On December 6, 2016, we entered into an agreement with the holder of the Series A Preferred Stock to exchange the Series A Preferred Stock for a secured debenture, cash and warrants. See Note 2, Subsequent Event.

Optional Conversion

Holders of the Series A Convertible Preferred Stock had the right at any time convert their shares of Series A Convertible Preferred Stock into such number of shares of the Company’s common stock in such an amount equal to (a) the stated value of $25,000 per share of the shares of Series A Convertible Preferred Stock being converted, divided by the conversion price of $4.73, multiplied by (b) the number of shares of Series A Preferred Stock being converted.

The holder did not have the right to convert any portion of the Series A Convertible Preferred Stock if after giving effect to such conversion, the holder, together with any affiliate thereof, would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion.

The embedded conversion option had certain anti-dilution protection provisions which would be triggered if the Company issues its common stock, or certain common stock equivalents, (as defined) at a price below $3.55 per share.

Board and Observer Rights

Each holder of Series A Convertible Preferred Stock shall have the right, upon 10 days' prior written notice, to designate one representative, reasonably acceptable to the Company, who shall be entitled to attend and observe meetings of the Company’s Board of Directors in a non-voting observer capacity (the “Observer”).

Accounting for the Series A Convertible Preferred Stock

The Company determined that the economic characteristics and risks of the conversion feature and the preferred stock instrument were clearly and closely related as equity instruments and accordingly, the conversion feature would not require separate accounting.   In addition, the redemption feature was contingent upon Series A Convertible Preferred Stock not being converted into common stock and upon the holder delivering a redemption notice to the Company.   Further, the redemption purchase price may only be paid from the proceeds of a subsequent sale of equity securities. Accordingly, the Series A Convertible Preferred Stock was accounted for as an equity instrument. Further, because the conversion rate of the Series A Convertible Preferred Stock of $4.73 per share was less than the Company’s closing stock price on the date of this transaction, the Company determined that the Series A Convertible Preferred Stock contained a beneficial conversion feature. The beneficial conversion feature was recorded in additional paid-in-capital as a result of the Company’s accumulated deficit.

Common Stock Purchase Warrants

As of October 31, 2016, we had warrants to purchase 10,000 shares and 10,000 shares of common stock at $9.25 and $13.875 per share, respectively, expiring on August 19, 2019, warrants to purchase 369,979 shares of common stock at $7.75 per share expiring on November 11, 2016, warrants to purchase 8,000 shares of common stock at $6.925 per share expiring on June 2, 2017 and warrants to purchase 309,400 shares of common stock at $10.00 per share expiring on July 15, 2019.